LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands	9 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 HKD	Sep. 30, 2015 USD ($)	Sep. 30, 2016 HKD
Long-Term Debt [Line Items]
Repayment of long term debt	$ 54,762		$ 68,680
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Repayment of long term debt	11,279	HKD 87,750,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Amount available for future drawdown	$ 1,250,000			HKD 9,750,000,000